Income Tax	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Income Tax

Note 5: Income Tax

The Company has entered into a tax sharing agreement with CMHC and its subsidiaries. The agreement provides for the allocation of tax expense based on each subsidiary’s contribution to the consolidated federal income tax liability. Pursuant to the agreement, subsidiaries that have incurred losses are reimbursed regardless of the utilization of the loss in the current year.

Reconciliation to U.S. Tax Rate

The total statutory provision for income taxes for the three months ended March 31, 2021 and 2020 differs from the amount computed by applying the U. S. federal corporate income tax rate of 21% to income before federal income taxes plus gross realized capital gains (losses) due to the items listed in the following reconciliation:

	March 31,	March 31,
	2021	2020

Tax expense computed at federal corporate rate	$43	$54
Foreign tax credit	(8)	(10)
Income tax (benefit) related to prior years	(21)	(34)
Nonadmitted assets	(142)	96
Interest maintenance reserve amortization	5	6
Dividends received deductions	(19)	(21)

Total statutory income taxes	$(142)	$91

Federal income tax expense	$199	$46
Change in net deferred income tax	(341)	45

Total statutory income taxes	$(142)	$91

Note 5: Income Tax

The Company is included in the consolidated federal income tax return of CMHC along with the following affiliates, which are also subsidiaries of CMHC: CMFG Life, CUMIS Mortgage Reinsurance Company, CUMIS Insurance Society, Inc., CUMIS Specialty Insurance Company, Inc., CUMIS Vermont, Inc., CUNA Mutual Investment Corporation, CUNA Mutual Insurance Agency, Inc., CUNA Brokerage Services, Inc., International Commons, Inc., MEMBERS Capital Advisors, Inc., CPI Qualified Plan Consultants, Inc., TruStage Financial Group, Inc., CUNA Mutual Global Holdings, Inc., CuneXus Solutions, Inc. and ForeverCar Holdings, Inc.

The Company has entered into a tax sharing agreement with CMHC and its subsidiaries. The agreement provides for the allocation of tax expense based on each subsidiary’s contribution to the consolidated federal income tax liability. Pursuant to the agreement, subsidiaries that have incurred losses are reimbursed regardless of the utilization of the loss in the current year.

Current income tax expense (benefit) consists of the following for the years ended December 31:

	2020	2019	2018
Federal income tax expense (benefit) on operations	$256	$(59)	$(74)
Federal income tax expense on realized capital gains (losses)	100	23	154
Federal income tax expense (benefit)	$356	$(36)	$80

The 2020 change in net deferred income tax is comprised of the following:

	December 31,	December 31,
	2020	2019	Change
Adjusted gross deferred tax assets	$1,108	$1,010	$98
Total deferred tax liabilities	(197)	(340)	143
Net deferred tax asset (excluding nonadmitted)	$911	$670	$241
Tax effect of unrealized capital gains and losses, unrealized foreign exchange capital gains and losses, and changes as a result of other surplus adjustments			-
Change in net deferred income tax			$241

The 2019 change in net deferred income tax is comprised of the following:

	December 31,	December 31,
	2019	2018	Change
Adjusted gross deferred tax assets	$1,010	$828	$182
Total deferred tax liabilities	(340)	(367)	27
Net deferred tax asset (excluding nonadmitted)	$670	$461	$209
Tax effect of unrealized capital gains and losses, unrealized foreign exchange capital gains and losses, and changes as a			-
Change in net deferred income tax			$209

The 2018 change in net deferred income tax is comprised of the following:

	December 31,	December 31,
	2018	2017	Change
Adjusted gross deferred tax assets	$828	$596	$232
Total deferred tax liabilities	(367)	(498)	131
Net deferred tax asset (excluding nonadmitted)	$461	$98	363
Tax effect of unrealized capital gains and losses, unrealized foreign exchange capital gains and losses, and changes as a result of other surplus adjustments			24
Change in net deferred income tax			$387

Reconciliation to U.S. Tax Rate

The total statutory provision for income taxes for the years ended December 31 differs from the amount computed by applying the U. S. federal corporate income tax rate of 21% to income before federal income taxes plus gross realized capital gains (losses) due to the items listed in the following reconciliation:

	2020	2019	2018

Tax expense computed at federal corporate rate	$116	$258	$108
Foreign tax credit	(32)	(40)	-
Income tax (benefit) related to prior years	(82)	(159)	(240)
Nonadmitted assets	161	(247)	(134)
Interest maintenance reserve amortization	26	29	33
Dividends received deductions	(76)	(87)	(59)
Other	3	2	(15)

Total statutory income taxes	$116	$(244)	$(307)

Federal income tax expense (benefit)	$356	$(36)	$80
Change in net deferred income tax	(240)	(208)	(387)

Total statutory income taxes	$116	$(244)	$(307)

Deferred Income Taxes

The components of the net deferred tax asset at December 31 are as follows:

	December 31, 2020			December 31, 2019			Change
	Ordinary	Capital	Total	Ordinary	Capital	Total	Ordinary	Capital	Total
Gross deferred tax assets	$1,108	$-	$1,108	$1,010	$-	$1,010	$98	$-	$98
Statutory valuation allowance adjustment	-	-	-	-	-	-	-	-	-
Adjusted gross deferred tax assets	1,108	-	1,108	1,010	-	1,010	98	-	98
Deferred tax assets nonadmitted	(656)	-	(656)	-	-	-	(656)	-	(656)
Admitted deferred tax assets	452	-	452	1,010	-	1,010	(558)	-	(558)
Deferred tax liabilities	-	(197)	(197)	-	(340)	(340)	-	143	143
Net admitted deferred tax assets	$452	$(197)	$255	$1,010	$(340)	$670	$(558)	$143	$(415)

The nonadmitted deferred tax asset increased $656 in 2020 and did not change in 2019. There are no known deferred tax liabilities not recognized. Gross deferred tax assets are reduced by a statutory valuation allowance adjustment if it is more likely than not that some portion or all of the deferred tax asset will not be realized. Based on the Company’s assessment, no valuation allowance was required as of December 31, 2020 and 2019.

The tax effects of temporary differences that give rise to the significant portions of the deferred tax assets and liabilities at December 31 are as follows:

	2020	2019	Change
Ordinary deferred tax assets:
Life reserves method change	$4	$7	$(3)
Investments	6	-	6
Deferred acquisition costs	807	479	328
Miscellaneous nonadmitted assets	223	384	(161)
Other - accrued general expense	68	140	(72)
Subtotal ordinary deferred tax assets	1,108	1,010	98
Nonadmitted ordinary deferred tax assets	(656)	-	(656)
Admitted ordinary deferred tax assets	452	1,010	(558)
Admitted deferred tax assets	452	1,010	(558)
Capital deferred tax liabilities:
Investments	(197)	(340)	143
Subtotal capital deferred tax liabilities	(197)	(340)	143
Total deferred tax liabilities	(197)	(340)	143
Net admitted deferred tax asset	$255	$670	$(415)

Deferred Tax Asset Admission Calculation

The components of the deferred tax asset admission calculation at December 31 are as follows:

	December 31, 2020			December 31, 2019			Change
	Ordinary	Capital	Total	Ordinary	Capital	Total	Ordinary	Capital	Total
(a) Federal income taxes paid in prior years recoverable through loss carrybacks	$-	$-	$-	$-	$-	$-	$-	$-	$-
(b) Adjusted gross deferred tax assets expected to be realized after application of the threshold limitation; the lesser of (i) or (ii):	255	-	255	680	-	680	(425)	-	(425)
(i) Adjusted gross deferred tax assets expected to be realized following the balance sheet date	255	-	255	680	-	680	(425)	-	(425)
(ii) Adjusted gross deferred tax assets allowed per limitation threshold	-	-	6,067	-	-	5,898	-	-	169
(c) Adjusted gross deferred tax assets offset by gross deferred tax liabilities	197	-	197	330	-	330	(133)	-	(133)
Admitted deferred tax assets	$452	$-	$452	$1,010	$-	$1,010	$(558)	$-	$(558)

The amounts calculated in (b)(i) and (b)(ii) in the table above are based on the following information:

	2020	2019
Ratio percentage used to determine recovery period and
threshold limitation amount (RBC reporting entity)	10514%	10916%
Recovery period used in (b)(i)	3 years	3 years
Percentage of adjusted capital and surplus used in (b)(ii)	15%	15%
Amount of adjusted capital and surplus used in (b)(ii)	$40,444	$39,319

No tax planning strategies were used in the calculation of adjusted gross deferred tax assets or net admitted adjusted gross deferred tax assets during 2020 and 2019.

Other Tax Items

As of December 31, 2020, the Company did not have any federal capital loss, operating loss, or credit carryforwards.

The Company has no taxes incurred in 2020, 2019, and 2018 that are available for recoupment in the event of future capital losses.

The Company did not have any protective tax deposits under Section 6603 of the Internal Revenue Code.

The Company did not have any tax contingencies as of December 31, 2020 and 2019 and has no tax loss contingencies for which it is reasonably possible that the total liability will significantly increase within twelve months of the reporting date.

The Company recognizes interest and penalties accrued related to tax contingencies in income tax expense in the statutory basis statements of operations. During the years ended December 31, 2020, 2019 and 2018, the Company did not recognize any addition or reduction in interest and penalties. The Company had accrued $2 and $2 for the payment of interest and penalties at December 31, 2020 and 2019, respectively.

The Company is included in a consolidated U.S. federal income tax return filed by CMHC. The Company also files income tax returns in various states. The Company is subject to tax audits. These audits may result in additional tax liabilities. For the major jurisdictions where it operates, the Company is generally no longer subject to income tax examination by tax authorities for the years ended before 2014.   Income tax liabilities have settled with the U.S. federal taxing authority (“IRS”) for tax year 2015, and the statute of limitations is closed.  Amended refund claims filed for tax years 2010 and 2012 are currently under examination as part of the Joint Committee on Taxation approval process.